STOCK OPTION PLANS (Details 3) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Mar. 31, 2014 Exercise Price 1 [Member]	Mar. 31, 2014 Exercise Price 2 [Member]	Mar. 31, 2014 Exercise Price 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 0.0013			$ 0.001	$ 0.244	$ 1.930
Number of Options Outstanding	5,101,663	10,352,875	5,101,663	8,443,784	576,088	1,333,000
Average Remaining Contractual Life (years)	8 years 4 months 20 days			8 years 3 months 7 days	6 years 2 months 26 days	9 years 10 months 10 days
Number of Options Exercisable		8,663,238		8,218,672	432,066	12,500